                             WEITZ SERIES FUND, INC.

                      Supplement dated March 1, 2000 to the
             Statement of Additional Information dated July 30, 1999


The fee table included in the first paragraph of the caption "THE ADMINISTRATOR" on page 25 of the Statement of Additional Information is amended in its entirety to read as follows:


                               ASSET BREAK POINTS

           Greater Than       Less Than       % of NAV       Minimum
           ------------       ---------       --------       ---------
                     $0      $25,000,000      0.200%         $25,000
             25,000,000      100,000,000      0.175%
            100,000,000      500,000,000      0.150%
            500,000,000                       0.050%